UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS1
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017.

Date of Report (Date of earliest event reported)	November 13, 2017

Commission File Number of securitizer:	025-00760

Central Index Key Number of securitizer:	0001009180

Elliot Pinta, (703) 562-2445
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1
Federal Deposit Insurance Corporation, solely in its capacity as receiver for the various failed depository institutions listed on the Exhibit hereto and not in its corporate capacity, is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report: (i) FDIC 2011-C1 Trust, (ii) FDIC 2012-C1 Trust, (iii) FDIC 2011-N1 Trust, (iv) FDIC 2010-R1 Trust, (v) FDIC 2011-R1 Trust, (vi) FDIC 2013-R1 Trust, (vii) FDIC 2013-R2 Trust and (viii) FDIC 2013-N1 Trust. The information in this Form ABS-15G has not been verified by any third party or by the various failed depository institutions that originated the loans that were the subject of repurchase demands. While we have requested all information from the applicable trustees with respect to repurchase demands during the reporting period, it is possible that this disclosure does not contain information about all investor demands upon such trustees for such period.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02          Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)

Date:	November 13, 2017

By:	/s/ George H. Williamson
Name: George H. Williamson
Title: Manager, Capital Markets